Schedule of Investments
Thornburg Capital Management Fund	June 30, 2020 (Unaudited)

Issuer-Description		SHARES/ PRINCIPAL AMOUNT	VALUE
SHORT-TERM INVESTMENTS — 102.0%
	American Honda Finance,
	0.350%, 7/6/2020	$ 16,227,000	$ 16,226,211
	0.350%, 7/7/2020	1,000,000	999,942
	0.400%, 7/6/2020	6,773,000	6,772,624
	0.400%, 7/21/2020	4,000,000	3,999,111
	Apple, Inc.,
[a]	0.120%, 7/7/2020	15,000,000	14,999,700
[a]	0.130%, 7/13/2020	10,000,000	9,999,567
[a]	0.140%, 7/20/2020	3,000,000	2,999,778
	Arizona Public Service,
	0.130%, 7/1/2020	16,000,000	16,000,000
	0.140%, 7/1/2020	14,000,000	14,000,000
	Atlantic City Electric, 0.150%, 7/1/2020	700,000	700,000
	Avangrid, Inc.,
[a]	0.200%, 7/22/2020	1,000,000	999,883
[a]	0.200%, 7/27/2020	2,000,000	1,999,711
[a]	0.220%, 7/8/2020	26,000,000	25,998,888
[a]	Avery Dennison, Corp., 0.230%, 7/16/2020	4,000,000	3,999,617
	BASF Aktiengesellschaft,
[a,b]	0.160%, 7/7/2020	2,000,000	1,999,947
[a,b]	0.300%, 7/8/2020	2,000,000	1,999,883
	BAT Capital Corp.,
[a]	0.650%, 7/28/2020	20,000,000	19,990,250
[a]	0.650%, 7/29/2020	10,000,000	9,994,944
	Canadian National Railway Co.,
[a,b]	0.140%, 7/7/2020	1,000,000	999,977
[a,b]	0.140%, 7/8/2020	3,000,000	2,999,918
	Caterpillar Financial Services Corp., 0.120%, 7/6/2020	29,000,000	28,999,517
	CenterPoint Energy, Inc.,
[a]	0.200%, 7/1/2020	30,000,000	30,000,000
[a]	0.200%, 7/2/2020	29,000,000	28,999,839
[c]	City of New York (LOC Mizuho Bank, Ltd) GO, Series G-6, 0.130%, 4/1/2042 (put 7/1/2020)	6,250,000	6,250,000
	City of New York (SPA Barclays Bank plc) GO,
[c]	0.140%, 6/1/2044 (put 7/1/2020)	5,380,000	5,380,000
[c]	0.140%, 10/1/2046 (put 7/1/2020)	1,040,000	1,040,000
[c]	City of New York (SPA JP Morgan Chase Bank, N.A) GO, Series 1, 0.120%, 3/1/2040 (put 7/1/2020)	1,850,000	1,850,000
[c]	City of New York (SPA Landesbank Hessen-Thuringen) GO, Series A-3, 0.140%, 8/1/2035 (put 7/1/2020)	6,460,000	6,460,000
[a]	Con Edison, Inc., 0.160%, 7/1/2020	23,000,000	23,000,000
	Consolidated Edison Co.,
[a]	0.210%, 7/20/2020	4,130,000	4,129,542
[a]	0.220%, 7/20/2020	1,000,000	999,884
[a]	0.240%, 7/20/2020	1,000,000	999,873
[c]	County of Weber (IHC Health Services, Inc. Obligated Group; SPA Bank of New York Mellon), Series C, 0.120%, 2/15/2035 (put 7/1/2020)	5,000,000	5,000,000
	Cummins, Inc.,
[a]	0.150%, 7/21/2020	1,000,000	999,917
[a]	0.180%, 7/21/2020	11,000,000	10,998,900
[a]	0.210%, 7/21/2020	15,000,000	14,998,250
[a]	Daimler Finance North America, 0.300%, 7/13/2020	1,000,000	999,900
	Dover Corp.,
[a]	0.130%, 7/7/2020	7,500,000	7,499,837
[a]	0.130%, 7/13/2020	21,500,000	21,499,068
[a,b]	Electricite de France S.A., 0.400%, 7/10/2020	25,000,000	24,997,500
[a]	Emerson Electric Co., 0.150%, 7/15/2020	10,000,000	9,999,417
[a]	Eni Finance USA Inc., 0.180%, 7/1/2020	30,000,000	30,000,000
	Entergy Corp.,
[a]	0.170%, 7/1/2020	15,000,000	15,000,000
[a]	0.200%, 7/8/2020	1,000,000	999,961
[a]	0.380%, 7/13/2020	14,000,000	13,998,227
	Federal Agricultural Mortgage Corp., 0.110%, 7/1/2020	25,000,000	25,000,000
	Federal Home Loan Bank Discount Notes,
	0.110%, 7/2/2020	8,000,000	7,999,976
	0.115%, 7/24/2020	1,400,000	1,399,897
	0.120%, 7/13/2020	600,000	599,976
	0.120%, 7/16/2020	13,000,000	12,999,350

Schedule of Investments, Continued
Thornburg Capital Management Fund	June 30, 2020 (Unaudited)

Issuer-Description		SHARES/ PRINCIPAL AMOUNT	VALUE
	0.125%, 7/7/2020	$ 18,000,000	$ 17,999,625
	0.125%, 7/16/2020	700,000	699,963
	0.130%, 7/6/2020	500,000	499,991
	0.130%, 7/8/2020	5,000,000	4,999,874
[a]	General Dynamics Corp., 0.120%, 7/13/2020	10,000,000	9,999,600
[c]	Health & Educational Facilities Authority of the State of Missouri (Washington University; SPA Wells Fargo Bank, N.A.), Series C, 0.110%, 9/1/2030 (put 7/1/2020)	4,300,000	4,300,000
	Hitachi America Capital Ltd.,
	0.200%, 7/8/2020	1,000,000	999,961
	0.250%, 7/22/2020	1,000,000	999,854
[a]	0.270%, 7/2/2020	21,000,000	20,999,842
[a]	0.300%, 7/2/2020	5,000,000	4,999,958
	0.350%, 7/24/2020	2,000,000	1,999,553
[b]	IBRD Discount Notes, 0.140%, 7/1/2020	21,500,000	21,500,000
[b]	IFC Discount Notes, 0.150%, 7/20/2020	2,000,000	1,999,842
[c]	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group; SPA JP Morgan Chase Bank, N.A.), Series A-3, 0.120%, 8/15/2042 (put 7/1/2020)	5,000,000	5,000,000
[c]	Indiana Finance Authority (Marion County Capital Improvement Board; SPA U.S. Bank, N.A.), Series A-3, 0.130%, 2/1/2037 (put 7/1/2020)	5,150,000	5,150,000
	Intercontinental Exchange, Inc.,
[a]	0.150%, 7/6/2020	7,289,000	7,288,848
[a]	0.150%, 7/7/2020	17,711,000	17,710,557
[a]	0.200%, 7/8/2020	5,000,000	4,999,806
[c]	Jackson County (Chevron Corp.; Guaranty: Chevron Corp.), 0.110%, 6/1/2023 (put 7/1/2020)	4,300,000	4,300,000
[c]	JEA Water & Sewer System Revenue (SPA U.S. Bank, N.A.), Series A-1, 0.130%, 10/1/2038 (put 7/1/2020)	7,000,000	7,000,000
[a]	JM Smucker Co., 0.150%, 7/1/2020	29,000,000	29,000,000
[a]	L’Oreal USA, Inc, 0.120%, 7/1/2020	4,500,000	4,500,000
	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.),
[c]	0.110%, 12/1/2030 (put 7/1/2020)	9,850,000	9,850,000
[c]	0.110%, 11/1/2035 (put 7/1/2020)	4,900,000	4,900,000
	Mondelez International, Inc.,
[a]	0.190%, 7/1/2020	11,503,000	11,503,000
[a]	0.240%, 7/6/2020	6,457,000	6,456,785
[a]	0.260%, 7/17/2020	12,040,000	12,038,609
[a]	National Grid USA, 0.300%, 7/16/2020	26,000,000	25,996,750
[c]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA Wells Fargo Bank, N.A.), Series C, 0.120%, 8/1/2034 (put 7/1/2020)	9,240,000	9,240,000
[c]	New York City Water & Sewer System (SPA JP Morgan Chase Bank, N.A), Series AA-2, 0.120%, 6/15/2050 (put 7/1/2020)	4,960,000	4,960,000
	New York City Water & Sewer System (SPA Landesbank Hessen-Thuringen),
[c]	0.120%, 6/15/2039 (put 7/1/2020)	2,000,000	2,000,000
[c]	0.120%, 6/15/2044 (put 7/1/2020)	21,150,000	21,150,000
[c]	New York City Water & Sewer System (SPA Mizuho Bank, Ltd), Series AA-6, 0.120%, 6/15/2048 (put 7/1/2020)	5,850,000	5,850,000
	Novartis Finance Corp.,
[a]	0.140%, 7/13/2020	19,000,000	18,999,113
[a]	0.140%, 7/20/2020	10,000,000	9,999,261
	Oglethorpe Power Corp.,
[a]	0.290%, 7/22/2020	20,000,000	19,996,617
[a]	0.400%, 7/8/2020	6,228,000	6,227,516
	One Gas, Inc.,
[a]	0.160%, 7/1/2020	3,000,000	3,000,000
[a]	0.170%, 7/6/2020	500,000	499,988
[a]	0.180%, 7/13/2020	12,000,000	11,999,280
[a]	0.180%, 7/15/2020	10,500,000	10,499,265
[a]	0.180%, 7/28/2020	4,000,000	3,999,460
[a]	Pinnacle West Capital, Corp., 0.220%, 7/1/2020	15,700,000	15,700,000
[a]	PPL Electric Utilities Corp., 0.150%, 7/1/2020	28,000,000	28,000,000
[a,b]	Reckitt Benckiser Treasury Services PLC, 0.250%, 7/1/2020	500,000	500,000
[a]	Roche Holding, Inc., 0.120%, 7/10/2020	26,000,000	25,999,220
[a]	Siemens Capital Corp. LLC, 0.120%, 7/10/2020	25,000,000	24,999,250
[a]	Stanley Works (The), 0.150%, 7/28/2020	29,000,000	28,996,737
[d]	State Street Institutional Treasury Money Market Fund Premier Class, 0.110%,	266,842,246	266,842,246
[a,b]	Total Capital Canada, Ltd., 0.170%, 7/8/2020	3,000,000	2,999,901
	Total Fina Elf Holdings USA, Inc,
[a,b]	0.160%, 7/2/2020	3,000,000	2,999,987
[a,b]	0.170%, 7/2/2020	21,000,000	20,999,901
[c]	Uinta County (Chevron Corp.; Guaranty: Chevron Corp.), 0.110%, 8/15/2020 (put 7/1/2020)	23,950,000	23,950,000

Schedule of Investments, Continued
Thornburg Capital Management Fund	June 30, 2020 (Unaudited)

Issuer-Description		SHARES/ PRINCIPAL AMOUNT	VALUE
	Union Electric Co., 0.200%, 7/1/2020	$ 2,305,000	$ 2,305,000
	United States Treasury Bill,
	0.111%, 7/21/2020	25,000,000	24,998,432
	0.122%, 7/7/2020	25,000,000	24,999,491
	0.122%, 7/14/2020	15,000,000	14,999,339
	0.125%, 7/9/2020	25,000,000	24,999,306
	0.127%, 7/2/2020	25,000,000	24,999,914
	Wec Energy Group, Inc.,
[a]	0.150%, 7/1/2020	1,000,000	1,000,000
[a]	0.180%, 7/9/2020	26,399,000	26,397,944
[a]	0.200%, 7/6/2020	1,000,000	999,972
[a]	0.220%, 7/8/2020	601,000	600,974
[a]	0.220%, 7/13/2020	1,000,000	999,927
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,466,179,241)		1,466,179,241
	Total Investments — 102.0% (Cost $1,466,179,241)		$1,466,179,241
	Liabilities Net of Other Assets — (2.0)%		(28,066,107)
	Net Assets — 100.0%		$1,438,113,134

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the aggregate value of these securities in the Fund’s portfolio was $761,010,246, representing 52.92% of the Fund’s net assets.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
d	Rate represents the money market fund annualized seven-day yield at June 30, 2020.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
GO	General Obligation
JEA	Jacksonville Electric Authority
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	June 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Capital Management Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	June 30, 2020 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.